UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

       Registrant's telephone number, including area code: (206) 624-6166

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004

ITEM 1. REPORTS TO SHAREHOLDERS
-------------------------------------

[ANDERSON ZURMUEHLEN & CO., P.C. LETTERHEAD]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Directors of
Kavilco Incorporated
(an investment company)


We have audited the accompanying statement of assets and liabilities of Kavilco Incorporated (an investment company), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2004 and 2003, and the financial highlights for the years ended December 31, 2004, 2003, and 2002. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 2001, were audited by other auditors whose report dated February 15, 2002, expressed an unqualified opinion on those highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kavilco Incorporated as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Seattle, Washington
January 27, 2005


                      KAVILCO INCORPORATED
                     (an investment company)
               STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 2004
              ------------------------------------
ASSETS
 Investments in securities, at market
   value (identified cost $33,300,746)               $ 34,459,198
 Real estate at fair value                              3,588,815
 Cash and cash equivalents                                126,108
 Interest receivable                                      246,218
 Premises and equipment, net                                7,150
 Prepaid expenses and other assets                         13,407
                                                     ------------
   Total assets                                        38,440,896
                                                     ------------
LIABILITIES
 Accounts payable and accrued expenses                     19,920
 Dividends payable                                         18,200
                                                     ------------
   Total liabilities                                       38,120
                                                     ------------
COMMITMENTS AND CONTINGENCIES
   Net assets                                        $ 38,402,776
                                                     ============
Net assets consist of:
 Undistributed net investment income                        1,796
 Unrealized appreciation on
  Investments                                           1,158,452
  Real estate                                           2,534,726
 Contributed capital                                   34,707,802
                                                     ------------
   Net assets                                        $ 38,402,776
                                                     ============
Net asset value per share of common stock
 ($38,402,776 divided by 12,000 shares
  outstanding)                                       $   3,200.23
                                                     ============
The Notes to Financial Statements are an integral part of this statement

                         KAVILCO INCORPORATED
                       (an investment company)
                       SCHEDULE OF INVESTMENTS
                          December 31, 2004
                       -----------------------
                                              Principal         Market
                                                amount/          value
                                                 shares
INVESTMENTS IN SECURITIES - 89.7% OF        -----------     ----------
NET
ASSETS

U.S. GOVERNMENT SECURITIES - 8.2%
 United States Treasury Notes, 1.500%
   due March 31, 2006                         1,000,000       $983,750
 Federal National Mortgage Association,
6.210%
   due November 7, 2007                       1,000,000      1,073,931
 Federal National Mortgage Association,
6.150%
   due December 10, 2007                      1,000,000      1,073,940
                                                           -----------
    Total U.S. government securities
(cost
      $2,993,654)                                            3,131,621
                                                           -----------
CORPORATE OBLIGATIONS - 29.2%
 Banking - 2.8%
  Chase Manhattan Corp., 7.875%
    due July 15, 2006                         1,000,000      1,066,241
 Beverage (soft drink) - 2.3%
  Coca-Cola Enterprises, 8.500%
    due February 1, 2012                        700,000        865,085
 Diversified financial services - 3.0%
  General Electric Cap Corp., 8.500%
    due July 24, 2008                         1,000,000      1,149,127
 Electric utility - 0.5%
  Potomac Electric Power Co., 6.500%
    due March 15, 2008                          190,000        204,825
 Entertainment - 0.8%
  Walt Disney Company, 5.800%
    due October 27, 2008                        290,000        308,628
 Finance - auto loans - 2.2%
  General Motors Acceptance Corp.,
6.625%
    due October 15, 2005                        827,000        845,473
 Food processing - 0.6%
  Heinz Corp., 6.000%
    due March 15, 2008                          229,000        244,142
 Petroleum (integrated) - 2.6%
  Texaco Capital, Inc., 5.700%
    due December 1, 2008                        975,000        990,141
 Retail store - 3.2%
  Wal-Mart Stores, 6.875%
    due August 10, 2009                       1,000,000      1,122,891
  Dayton Hudson, 8.600%
    due January 15, 2012                        100,000        124,581
 Securities brokerage - 8.4%
  Paine Webber Group, Inc., 8.875%
    due March 15, 2005                        1,000,000      1,011,783
  Merrill Lynch & Co., 6.375%
    due October 15, 2008                      1,000,000      1,083,434
  Bear Stearns Co., 7.625%
    due December 7, 2009                      1,000,000      1,151,482
 Telecommunication services - 2.8%
  Pacific Bell, 6.125%
    due February 15, 2008                     1,000,000      1,064,335
                                                            ----------
   Total corporate obligations (cost
     $10,266,614)                                           11,232,168
                                                           -----------
COMMON STOCK - 0.5%
 Technology - 0.25%: Microsoft Corp.              3,640         97,261
 Gold/Silver mining - 0.2%
  Barrick Gold                                    1,200         29,064
  Newmont Mining                                    500         22,205
  Couer d'Alene Mines Corp.                       3,000         11,790
  Freeport-McMoran Copper & Gold Inc.               600         22,938
 Real estate investment trust - 0.05%
  First Industrial Realty Trust                     700         28,511
                                                           -----------
    Total common stock (cost $157,655)                         211,769
                                                           -----------
SHORT-TERM INVESTMENTS - 51.8%
 U.S. Treasury Bills - 31.2%
  U.S. Treasury Bill, 1.731%,
    due January 13, 2005                      5,000,000      4,996,875
  U.S. Treasury Bill, 1.780%,
    due January 20, 2005                      2,000,000      1,998,125
  U.S. Treasury Bill, 2.080%,
    due February 17, 2005                     5,000,000      4,987,500
                                                           -----------
    Total U.S. Treasury Bills (cost
      $11,981,683)                                          11,982,500

 Commercial paper - 17.2%
  The Coca-Cola Company, 2.150%,
    due January 7,2005                        1,000,000        999,641
  Dow Jones & Co., 2.000%,
    due January 10, 2005                      1,000,000        999,499
  Schering-Plough Corp., 2.380%,
    due January 10, 2005                      1,000,000        999,404
  SBC Communications, Inc., 2.170%,
    due January 11, 2005                      1,000,000        999,396
  Proctor & Gamble Co., 1.980%,
    due January 21, 2005                        600,000        599,339
  Albertsons Inc., 2.000%,
    due January 27, 2005                      1,000,000        998,466
  Hitachi Capital of America, 2.080%,
    due January 28, 2005                      1,000,000        998,437
                                                           -----------
    Total Commercial paper (cost
      $6,594,182)                                            6,594,182

  Prime Obligation Funds - 3.4%               1,306,958      1,306,958
                                                           -----------
    Total short-term investments
      (cost $19,882,823)                                    19,883,640
                                                           -----------
    Total investments in securities
      (identified cost $33,300,746)                        $34,459,198
                                                           ===========
The Notes to Financial Statements are an integral part of this statement.

                   KAVILCO INCORPORATED
                 (an investment company)
                 STATEMENT OF OPERATIONS
               Year Ended December 31, 2004
               ----------------------------

Investment income
 Interest                                      $ 1,461,636
 Dividends from money market fund                   72,801
 Dividends                                          15,940
                                               -----------
    Total investment income                      1,550,377
                                               -----------
Expenses
 Salaries and benefits                             299,479
 Directors' compensation and expenses              230,935
 Legal and accounting                               28,662
 Custodian                                          11,438
 Insurance expense                                  64,312
 Office and equipment leases                        60,063
 General and administrative                         78,308
                                               -----------
    Total expenses                                 773,197
                                               -----------
Net investment income                              777,180
                                               -----------

Realized and unrealized gain on investments
 Net realized gain on investments                  390,956
 Net decrease in unrealized appreciation on
investments                                    (1,172,266)
                                               -----------
Net realized and unrealized gain (loss) on
investments                                      (781,310)
                                               -----------

Net operating income (loss)                        (4,130)
                                               -----------
Other income                                        48,660
                                               -----------
Net increase in net assets resulting from
operations                                         $48,530
                                               ===========
The Notes to Financial Statements are an integral part of
this statement.

                        KAVILCO INCORPORATED
                      (an investment company)
                STATEMENTS OF CHANGES IN NET ASSETS
               Years Ended December 31, 2004 and 2003
               --------------------------------------

                                                2004        2003
                                            -----------  -----------
Increase (decrease) in net assets from
operations
 Net investment income                          $777,180  $1,241,690
 Net realized gain on investments                390,956     235,174
 Net increase (decrease)
   in unrealized appreciation                (1,172,266)    (11,017)
 Net other income                                 48,660      34,129
    Net increase in net assets resulting     -----------  ----------
      from operations                             44,530   1,499,976
                                             -----------  ----------
Dividends and distributions
 Net investment income                         (775,384) (1,380,697)
 Net realized gain on investments              (390,956)   (235,174)
 Net other income                               (48,660)    (34,129)
                                             -----------  ----------
                                             (1,215,000) (1,650,000)
                                             ----------- -----------
    Total increase (decrease) in net assets  (1,170,470)   (150,024)

Net assets
 Beginning of year                            39,573,246  39,723,270
                                             ----------- -----------
 End of year (including undistributed net
  investment income of $1,796 and $0,
  respectively)                              $38,402,776 $39,573,246
                                             =========== ===========
The Notes to Financial Statements are an integral part of these statements.

                             KAVILCO INCORPORATED
                            (an investment company)
                             FINANCIAL HIGHLIGHTS
                     Years Ended December 31, 2000 - 2004
                     ------------------------------------

Per share operating performance (for a share of capital stock outstanding throughout the period):
                             2004       2003       2002      2001       2000
Net asset value,           ---------  ---------  --------- ---------  ---------
beginning of year          $3,297.77  $3,310.27  $3,268.17 $3,203.96  $2,901.74
                           ---------  ---------  --------- ---------  ---------
Income from investment
operations
 Net investment income         64.77     103.48     123.70    150.06     150.10
 Net realized and
   unrealized gain           (65.11)      18.68      49.91     70.41     300.65
(loss)
 Net other income               4.06       2.84      15.49      4.74       3.47
                           ---------  ---------  --------- ---------  ---------
   Total from investment
     operations                 3.72     125.00     189.10    225.21     454.22
                           ---------  ---------  --------- ---------  ---------
Less dividends and
distributions from
 Net investment income       (64.62)   (115.06)   (116.99)  (159.93)   (144.40)
 Net realized gain
   on investments            (32.58)    (19.60)    (10.85)     -         (4.13)
 Net other income             (4.06)     (2.84)    (19.16)    (1.07)     (3.47)
 Return of capital            -          -          -          -          -
                           ---------  ---------  --------- ---------  ---------
  Total distributions       (101.26)   (137.50)   (147.00)  (161.00)   (152.00)
                           ---------  ---------  --------- ---------    -------
Net asset value, end
of year                    $3,200.23  $3,297.77  $3,310.27 $3,268.17  $3,203.96
                           =========  =========  ========= =========  =========
Total return (%)                0.11       3.78       5.79      7.54     16.05*

Ratios/supplemental data
 Net assets, end of year
  (in thousands)($)           38,403     39,573     39,723    39,218     38,447

Ratio to average net
assets (%)
 Expenses                       1.97       1.92       1.88      1.78       1.88
 Net investment income          1.98       3.08       3.75      4.54       5.07

Portfolio turnover rate          6.2       56.7        9.6       3.0       27.6
(%)

*8.40% of 16.05% is a result of unrealized appreciation on real estate
The Notes to Financial Statements are an integral part of these statements.

KAVILCO INCORPORATED
(an investment company)
NOTES TO FINANCIAL STATEMENTS
December 31, 2004

NOTE 1. ORGANIZATION
--------------------
Kavilco Incorporated (the Company) is a village corporation within the Sealaska region organized pursuant to the Alaska Native Claims
Settlement Act ("ANCSA"). Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

Under Section 12(a) of ANCSA, on December 5, 1979 the Company received entitlement to the surface estate of real property totaling approximately 23,055 acres. In 1987, 194 acres of the Company's real property were distributed to shareholders, and the timber rights on the remaining 22,861 acres were sold. However, the Company retains all other rights to the surface estate of the real property. The sale of the timber rights contract expired in December 2001, and the timber rights reverted back to the Company. However, at that time, there were no stands of economically viable timber remaining on the property. Since selling the timber rights, the Company has derived the majority of its income from investments.

On November 1, 1989, the Company began to operate as a self-managed, closed-end management investment company, as defined by the Investment Company Act of 1940 (the "Act"). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend and distribution policies, operations and reporting requirements. The Company's investment decisions, which focus primarily on fixed income investments, are made by management under the direction of the Board of Directors.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for investment companies. The following is a summary of the significant accounting policies consistently followed by the Company in the preparation of these financial statements.

SECURITY VALUATION:
Investments in securities consist primarily of U.S. government securities, corporate obligations and common stock. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Commercial paper is stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

INVESTMENT INCOME:
Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date.

REAL ESTATE:
Real estate is carried at fair value as determined in good faith by the board of directors. Real estate represents entitlement to the surface estate of real property described in Note 1, for which no readily available market quotation exists. The real estate was initially recorded by the Company at its appraised value at the date of conveyance ($934,089). In addition, during the year 2002, the Company received an additional 89.24 acres in the process of closing out the timber sale contract, in payment of a past due rent obligation that was owed to the Company. The board of directors engaged a Certified Forester (the "Forester") to provide an estimate of the value of the real property. The value of this additional land was estimated by the Forester to be $120,000 for a total cost basis of $1,054,089. In order to estimate the fair value of this real property, the board of directors has considered such relevant factors as the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. The board of directors estimated the fair value of this real property at December 31, 2004 to be $3,588,815 on the basis of good faith consideration of both the aforementioned pertinent factors and the analysis performed by the Forester. Based on the inherent uncertainty of valuation, however, this estimated value may differ significantly from the value that would have been used had a ready market for the real property existed, and the difference could be material.

FEDERAL INCOME TAXES:
The Company's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment taxable income to its shareholders. Therefore, no federal income tax provision is required for the Company.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends and distributions to shareholders are recorded on their payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

USE OF ESTIMATES:
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENTS
-------------------
Purchases of investment securities (consisting of U.S. government securities, commercial paper, and common stock) aggregated $69,988,820 for the year ended December 31, 2004, and sales and maturities of investment securities (consisting of U.S. government securities, corporate obligations, commercial paper, and common stock) aggregated $61,489,333 for the year ended December 31, 2004.

NOTE 4. PREMISES AND EQUIPMENT
------------------------------
Buildings and equipment are recorded at cost less accumulated depreciation. Depreciation is computed generally on the straight-line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $3,238 for the year ended December 31, 2004.

Building                                           $154,369
Furniture, fixtures and equipment                   100,096
                                                   --------
                                                    254,465
Less accumulated depreciation                     (237,315)
                                                  ---------
                                                   $  7,150
                                                  =========


NOTE 5. LEASE OBLIGATION
------------------------
The Company leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2008. Rent expense for the year ended December 31, 2004 was $34,985, which has been included in the general and administrative expenses.

At December 31, 2004, future minimum lease commitments under the non-cancelable operating lease are approximately as follows:

               2005                  $29,700
               2006                   29,700
               2007                   29,700
               2008                   22,200
                                    --------
                                    $111,300
                                    ========


NOTE 6. NET ASSETS
------------------
The Company's capital structure is as follows:
     Common Stock
          Class A, no par value - Authorized, 1,000,000 shares;
            issued and outstanding, 11,576.83 shares
          Class B, no par value - Authorized, 500,000 shares;
            issued and outstanding, 423.17 shares

Upon organization, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U. S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. (Before the Company's stock may be publicly traded, it must amend its Articles of Incorporation.) The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock.

NOTE 7. TAX BASIS OF DISTRIBUTABLE INCOME
-----------------------------------------
At December 31, 2004, there was approximately $7,000 of undistributed ordinary income for tax purposes. During the year ended December 31, 2004, $824,045 of the Company's distributions comprised ordinary income, and $390,955 were considered long-term capital gains.

The tax cost of investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation on a tax basis is $1,183,953 and $25,501, respectively.

NOTE 8. PENSION PLAN
--------------------
Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant's compensation to the plan. The Company's contributions during the year ended December 31, 2004 totaled $49,913.

ITEM 2.   CODE OF ETHICS
------------------------
Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on November 10, 2000 and is available on the Registrant's website at: www.kavilco.com.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT
------------------------------------------
Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act
(Act). Pursuant to the Act, Kavilco's stock and dividends may not be sold, pledged, subjected to a lien or judgement execution, assigned in present or future, or otherwise alienated, except pursuant to a court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.
The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statement and various CPA correspondences with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the Board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron, and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco's stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributed to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES
------------------------------------------------

During the period covering the fiscal years ended December 31, 2004 and 2003, Anderson ZurMuehlen & Co., P.C. performed the following professional services:

                                2004            2003
                             -------         -------
(a)AUDIT FEES                $16,500         $16,500
(b)AUDIT RELATED FEES             $0              $0
(c)TAX FEES                   $2,750          $2,500

(d) ALL OTHER FEES. In addition, Anderson ZurMuehlen & Co., P.C.'s sister company, Employee Benefits Resources, LLC (EBR), provided services to the Company in connection with the plan document for the Company's pension plan and preparation of Form 5500. The total fees paid by the Company to EBR were $1,225 in 2004 and $0 in 2003.

(e) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS
-----------------------------------------------
Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6.   SCHEDULE OF INVESTMENTS
---------------------------------
This schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
----------------------------------------------------------------
The Board of directors adopted the following resolution during the November 2003 board meeting.

KAVILCO INCORPORATED RESOLUTION 11-14-03b: PROXY VOTING POLICIES
----------------------------------------------------------------
The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.
     RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management's recommendations on any corporate proposals that appear on the proxy.
     RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.
     RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file of form N-PX with SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30,2004. In addition, this information will be available on Kavilco's Web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/Louis A. Thompson
Louis A. Thompson, President

/s/John Campbell
John Campbell, Secretary

(Corporate Seal)


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT  COMPANIES
----------------------------------------------------------------
This disclosure requirement, which is effective for annual reports for fiscal years ending on or after December 31, 2005, is not applicable to Registrant at this time.

ITEM 9.   RESERVED
------------------

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
-------------------------------------------------------------
There are two options for a shareholder to run for office.

OPTION 1: TO RUN FROM THE FLOOR AT AN ANNUAL MEETING
A shareholder can run for office at an annual meeting if they have registered prior to the start of the annual meeting and they must be nominated by a registered shareholder. At this time only shareholders that register prior to the start of the meeting can vote for the nominee. Ballots are distributed to those shareholders in attendance that have not voted by proxy. Voting by proxy for a shareholder who is running from the floor is prohibited.

OPTION 2: TO SOLICIT PROXIES
1. The Securities and Exchange Commission (SEC) has many rules governing proxies. These rules arise under the Investment Company Act of 1940 and the Securities Exchange Act of 1934. Anytime a shareholder communicates with more than ten (10) shareholders with the purpose of suggesting or soliciting that the shareholder gives, revokes or withholds his/her proxy, then they are governed by these rules. If they are not seeking authorization to vote for shareholders, or they are not interested in the outcome of the matter being considered they don't have to comply with the proxy rules. However, if they are asking to become a member of the Board of Directors, they will be voting for shareholders as their proxy holder. That means they do have to comply with the rules. The rules are varied and complex and difficult to understand. Since this is so complicated, we suggest that the candidate seek out an attorney with some experience in this area. If the campaign is not run properly, both the candidate and Kavilco can be held liable.

2. Kavilco will give candidates a list of voting shareholders so that they may mail their proxy statements to them. We are not required to bear the costs of preparing, filing or mailing the proxy materials for them. We are also not required to bear the costs of responding to comments or inquiries from the SEC, because these costs can be expensive.

3. We can not advise candidates about the requirements of the proxy rules regarding what specific information must be disclosed in the proxy statement and proxy card. The rules are very complicated, so candidates should talk with an attorney before they try to comply with them.

ITEM 11.  CONTROLS AND PROCEDURES
---------------------------------
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS
------------------
(a)(1)    CEO Certification
(a)(2)    CFO Certification

SIGNATURES
----------
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
March 1, 2005

By /s/Scott Burns
Scott Burns
Chief Financial Officer
March 1, 2005